                                                                               .
                                                                               .
                                                                               .

FORD CREDIT AUTO OWNER TRUST 2008-B
MONTHLY INVESTOR REPORT

Collection Period                                                                                                  September, 2008
Payment Date                                                                                                            10/15/2008
Transaction Month                                                                                                                6

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at
http://www.fordcredit.com/institutionalinvestments/index.jhtml.


I. ORIGINAL DEAL PARAMETERS

                                                                                                            WEIGHTED AVG REMAINING
                                                              DOLLAR AMOUNT         # OF RECEIVABLES                TERM AT CUTOFF
Initial Pool Balance                                      $1,739,998,149.52                   94,331                   52.1 months
Original Securities:                                          DOLLAR AMOUNT       NOTE INTEREST RATE  FINAL SCHEDULED PAYMENT DATE
 Class A-1 Notes                                            $390,000,000.00                 2.76579%                  May 15, 2009
 Class A-2 Notes                                            $497,900,000.00  one-month LIBOR + 1.20%             December 15, 2010
 Class A-3a Notes                                           $359,200,000.00                   4.280%                  May 15, 2012
 Class A-3b Notes                                            $80,000,000.00  one-month LIBOR + 1.62%                  May 15, 2012
 Class A-4a Notes                                           $120,700,000.00                   4.950%                March 15, 2013
 Class A-4b Notes                                            $50,000,000.00  one-month LIBOR + 2.00%                March 15, 2013
 Class B Notes                                               $47,300,000.00                   5.880%                 July 15, 2013
 Class C Notes                                               $31,500,000.00                   6.650%             December 15, 2013
 Class D Notes                                               $31,500,000.00                   8.100%              October 15, 2014
                                                             --------------
    Total                                                 $1,608,100,000.00

II. AVAILABLE FUNDS
INTEREST:
 Interest Collections                                                                                                $6,018,061.69

PRINCIPAL:
 Principal Collections                                                                                              $35,591,978.49
 Prepayments in Full                                                                                                $10,797,149.05
 Liquidation Proceeds                                                                                                  $883,584.45
 Recoveries                                                                                                             $48,652.77
                                                                                                                        ----------
   SUB TOTAL                                                                                                        $47,321,364.76
                                                                                                                    --------------
COLLECTIONS                                                                                                         $53,339,426.45

PURCHASE AMOUNTS:
 Purchase Amounts Related to Principal                                                                                 $197,736.11
 Purchase Amounts Related to Interest                                                                                    $1,454.93
                                                                                                                         ---------
   SUB TOTAL                                                                                                           $199,191.04

Clean-up Call                                                                                                                $0.00

Reserve Account Draw Amount                                                                                                  $0.00
Net Swap Receipt - Class A-2                                                                                            $19,708.54
Net Swap Receipt - Class A-3b                                                                                                $0.00
Net Swap Receipt - Class A-4b                                                                                                $0.00

AVAILABLE FUNDS                                                                                                     $53,558,326.03

FORD CREDIT AUTO OWNER TRUST 2008-B
MONTHLY INVESTOR REPORT

Collection Period                                                                                            September, 2008
Payment Date                                                                                                      10/15/2008
Transaction Month                                                                                                          6

III. DISTRIBUTIONS                                                                               CARRYOVER         REMAINING
AVAILABLE FUNDS

                                                CALCULATED AMOUNT      AMOUNT PAID   SHORTFALL   SHORTFALL   AVAILABLE FUNDS
Owner Trustee Fees and Expenses                             $0.00            $0.00       $0.00       $0.00    $53,558,326.03
Indenture Trustee Fees and                                  $0.00            $0.00       $0.00       $0.00    $53,558,326.03
Servicing Fee                                       $1,226,424.56    $1,226,424.56       $0.00       $0.00    $52,331,901.47
Net Swap Payment - Class A-2                                $0.00            $0.00       $0.00       $0.00    $52,331,901.47
Net Swap Payment - Class A-3b                          $11,500.00       $11,500.00       $0.00       $0.00    $52,320,401.47
Net Swap Payment - Class A-4b                          $20,520.83       $20,520.83       $0.00       $0.00    $52,299,880.64
Swap Termination Payment                                    $0.00            $0.00       $0.00       $0.00    $52,299,880.64
Interest - Class A-1 Notes                            $282,340.05      $282,340.05       $0.00       $0.00    $52,017,540.59
Interest - Class A-2 Notes                          $1,530,005.21    $1,530,005.21       $0.00       $0.00    $50,487,535.38
Interest - Class A-3a Notes                         $1,281,146.67    $1,281,146.67       $0.00       $0.00    $49,206,388.71
Interest - Class A-3b Notes                           $273,833.33      $273,833.33       $0.00       $0.00    $48,932,555.38
Interest - Class A-4a Notes                           $497,887.50      $497,887.50       $0.00       $0.00    $48,434,667.88
Interest - Class A-4b Notes                           $186,979.17      $186,979.17       $0.00       $0.00    $48,247,688.71
First Priority Principal Payment                            $0.00            $0.00       $0.00       $0.00    $48,247,688.71
Interest - Class B Notes                              $231,770.00      $231,770.00       $0.00       $0.00    $48,015,918.71
Second Priority Principal Payment                           $0.00            $0.00       $0.00       $0.00    $48,015,918.71
Interest - Class C Notes                              $174,562.50      $174,562.50       $0.00       $0.00    $47,841,356.21
Third Priority Principal Payment                   $15,490,332.80   $15,490,332.80       $0.00       $0.00    $32,351,023.41
Interest - Class D Notes                              $212,625.00      $212,625.00       $0.00       $0.00    $32,138,398.41
Reserve Account Deposit                                     $0.00            $0.00       $0.00       $0.00    $32,138,398.41
Regular Principal Payment                         $107,009,229.45   $32,138,398.41       $0.00       $0.00             $0.00
Subordinated Swap Termination                               $0.00            $0.00       $0.00       $0.00             $0.00
Additional Trustee Fees and                                 $0.00            $0.00       $0.00       $0.00             $0.00
Residual Released to Depositor                              $0.00            $0.00       $0.00       $0.00             $0.00
                                                                             -----
TOTAL                                                               $53,558,326.03

                                                            PRINCIPAL PAYMENT:
                                                                   First Priority Principal Payment                    $0.00
                                                                   Second Priority Principal Payment                   $0.00
                                                                   Third Priority Principal Payment           $15,490,332.80
                                                                   Regular Principal Payment                  $32,138,398.41
                                                                                                              --------------
                                                                   TOTAL                                      $47,628,731.21

IV. NOTEHOLDER PAYMENTS

                          NOTEHOLDER PRINCIPAL PAYMENTS    NOTEHOLDER INTEREST PAYMENTS              TOTAL PAYMENT
                                 ACTUAL   PER $1,000 OF          ACTUAL    PER $1,000 OF           ACTUAL      PER $1,000 OF
                                               ORIGINAL                         ORIGINAL                    ORIGINAL BALANCE
                                                BALANCE                          BALANCE
Class A-1 Notes          $47,628,731.21         $122.12     $282,340.05            $0.72   $47,911,071.26            $122.85
Class A-2 Notes                   $0.00           $0.00   $1,530,005.21            $3.07    $1,530,005.21              $3.07
Class A-3a Notes                  $0.00           $0.00   $1,281,146.67            $3.57    $1,281,146.67              $3.57
Class A-3b Notes                  $0.00           $0.00     $273,833.33            $3.42      $273,833.33              $3.42
Class A-4a Notes                  $0.00           $0.00     $497,887.50            $4.13      $497,887.50              $4.13
Class A-4b Notes                  $0.00           $0.00     $186,979.17            $3.74      $186,979.17              $3.74
Class B Notes                     $0.00           $0.00     $231,770.00            $4.90      $231,770.00              $4.90
Class C Notes                     $0.00           $0.00     $174,562.50            $5.54      $174,562.50              $5.54
Class D Notes                     $0.00           $0.00     $212,625.00            $6.75      $212,625.00              $6.75
                                  -----                     -----------                       -----------
TOTAL                    $47,628,731.21                   $4,671,149.43                    $52,299,880.64

FORD CREDIT AUTO OWNER TRUST 2008-B
MONTHLY INVESTOR REPORT

Collection Period                                                                                                   September, 2008
Payment Date                                                                                                             10/15/2008
Transaction Month                                                                                                                 6

V. NOTE BALANCE AND POOL INFORMATION

                                                        BEGINNING OF PERIOD                          END OF PERIOD
                                                            BALANCE           NOTE FACTOR             BALANCE           NOTE FACTOR
Class A-1 Notes                                     $122,499,562.25             0.3141014      $74,870,831.04            0.1919765
Class A-2 Notes                                     $497,900,000.00             1.0000000     $497,900,000.00            1.0000000
Class A-3a Notes                                    $359,200,000.00             1.0000000     $359,200,000.00            1.0000000
Class A-3b Notes                                     $80,000,000.00             1.0000000      $80,000,000.00            1.0000000
Class A-4a Notes                                    $120,700,000.00             1.0000000     $120,700,000.00            1.0000000
Class A-4b Notes                                     $50,000,000.00             1.0000000      $50,000,000.00            1.0000000
Class B Notes                                        $47,300,000.00             1.0000000      $47,300,000.00            1.0000000
Class C Notes                                        $31,500,000.00             1.0000000      $31,500,000.00            1.0000000
Class D Notes                                        $31,500,000.00             1.0000000      $31,500,000.00            1.0000000
                                                     --------------             ---------      --------------            ---------
TOTAL                                             $1,340,599,562.25             0.8336544   $1,292,970,831.04            0.8040363

POOL INFORMATION
 Weighted Average APR                                                              4.807%                                    4.805%
 Weighted Average Remaining Term                                                    48.63                                     47.94
 Number of Receivables Outstanding                                                 83,688                                    81,644
 Pool Balance                                                           $1,471,709,472.59                         $1,423,390,940.55
 Adjusted Pool Balance (Pool Balance - YSOC Amount)                     $1,336,635,420.68                         $1,293,609,229.45
 Pool Factor                                                                    0.8458109                                 0.8180416

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve  Balance                                                                                            $8,699,990.75
Targeted Credit Enhancement Amount                                                                                   $14,233,909.41
Yield Supplement Overcollateralization Amount                                                                       $129,781,711.10
Targeted Overcollateralization Amount                                                                               $135,315,629.76
Actual Overcollateralization Amount (EOP Pool Balance - EOP  Note Balance)                                          $130,420,109.51

VII. RECONCILIATION OF RESERVE ACCOUNT
Beginning Reserve Account Balance                                                                                     $8,699,990.75
Reserve Account Deposits Made                                                                                                  0.00
Reserve Account Draw Amount                                                                                                    0.00
                                                                                                                               ----
Ending Reserve Account Balance                                                                                        $8,699,990.75
Change in Reserve Account Balance                                                                                             $0.00

Specified Reserve  Balance                                                                                            $8,699,990.75

FORD CREDIT AUTO OWNER TRUST 2008-B
MONTHLY INVESTOR REPORT

Collection Period                                                                                        September, 2008
Payment Date                                                                                                  10/15/2008
Transaction Month                                                                                                      6

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

                                                                                     # OF RECEIVABLES             AMOUNT
Realized Loss                                                                                     294        $848,083.94
(Recoveries)                                                                                       12         $48,652.77
                                                                                                              ----------
NET LOSSES FOR CURRENT COLLECTION PERIOD                                                                     $799,431.17
Cumulative Net Losses Last Collection                                                                      $2,142,488.44
                                                                                                           -------------
CUMULATIVE NET LOSSES FOR ALL COLLECTION PERIODS                                                           $2,941,919.61

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)                 0.65%

DELINQUENT RECEIVABLES:

                                                                % OF EOP POOL       # OF RECEIVABLES              AMOUNT
31-60 Days Delinquent                                                   1.22%                    873      $17,309,528.11
61-90 Days Delinquent                                                   0.19%                    119       $2,634,553.00
91-120 Days Delinquent                                                  0.04%                     24         $582,879.48
Over 120 Days Delinquent                                                0.03%                     18         $447,371.76
                                                                        -----                     --         -----------

TOTAL DELINQUENT RECEIVABLES                                            1.47%                  1,034      $20,974,332.35

REPOSSESION INVENTORY:

Repossesed in the Current Collection Period                                                      109       $2,650,403.44
Total Repossesed Inventory                                                                       153       $3,897,431.47

RATIO OF NET LOSSES TO THE AVERAGE POOL BALANCE FOR THE COLLECTION PERIOD:
Second Preceding Collection Period                                                                               0.6329%
Preceding Collection Period                                                                                      0.6234%
Current Collection Period                                                                                        0.6627%
Three Month Average                                                                                              0.6397%

NUMBER OF 61+ DELINQUENT RECEIVABLES TO EOP NUMBER OF OUTSTANDING RECEIVABLES:
Second Preceding Collection Period                                                                               0.1271%
Preceding Collection Period                                                                                      0.1541%
Current Collection Period                                                                                        0.1972%
Three Month Average                                                                                              0.1595%